Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Calvert Balanced Portfolio | Class A
Risk/Return:
Trading Symbol	CSIFX
Calvert Balanced Portfolio | Class C
Risk/Return:
Trading Symbol	CSGCX
Calvert Balanced Portfolio | Class Y
Risk/Return:
Trading Symbol	CBAYX
Calvert Balanced Portfolio | Class I
Risk/Return:
Trading Symbol	CBAIX
Calvert Bond Portfolio | Class A
Risk/Return:
Trading Symbol	CSIBX
Calvert Bond Portfolio | Class C
Risk/Return:
Trading Symbol	CSBCX
Calvert Bond Portfolio | Class Y
Risk/Return:
Trading Symbol	CSIYX
Calvert Bond Portfolio | Class I
Risk/Return:
Trading Symbol	CBDIX
Calvert Equity Portfolio | Class A
Risk/Return:
Trading Symbol	CSIEX
Calvert Equity Portfolio | Class C
Risk/Return:
Trading Symbol	CSECX
Calvert Equity Portfolio | Class Y
Risk/Return:
Trading Symbol	CIEYX
Calvert Equity Portfolio | Class I
Risk/Return:
Trading Symbol	CEYIX
Calvert Conservative Allocation Fund | Class A
Risk/Return:
Trading Symbol	CCLAX
Calvert Conservative Allocation Fund | Class C
Risk/Return:
Trading Symbol	CALCX
Calvert Conservative Allocation Fund | Class Y
Risk/Return:
Trading Symbol	CALYX
Calvert Conservative Allocation Fund | Class I
Risk/Return:
Trading Symbol	CFAIX
Calvert Moderate Allocation Fund | Class A
Risk/Return:
Trading Symbol	CMAAX
Calvert Moderate Allocation Fund | Class C
Risk/Return:
Trading Symbol	CMACX
Calvert Moderate Allocation Fund | Class Y
Risk/Return:
Trading Symbol	CMLYX
Calvert Moderate Allocation Fund | Class I
Risk/Return:
Trading Symbol	CLAIX
Calvert Aggressive Allocation Fund | Class A
Risk/Return:
Trading Symbol	CAAAX
Calvert Aggressive Allocation Fund | Class C
Risk/Return:
Trading Symbol	CAACX
Calvert Aggressive Allocation Fund | Class Y
Risk/Return:
Trading Symbol	CAIYX
Calvert Aggressive Allocation Fund | Class I
Risk/Return:
Trading Symbol	CAGIX